Note 14 - Cash Flow Information - Schedule of Cash Flow Information (Details)	12 Months Ended
	Jun. 30, 2026 AUD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 AUD ($)	Jun. 30, 2024 AUD ($)	Jun. 30, 2023 AUD ($)
Statement Line Items [Line Items]
Total comprehensive loss for the year	$ (23,441,790)		$ (12,147,828)	$ (19,123,464)
Depreciation of property and equipment	3,546		28,307	35,344
Depreciation of right-of-use assets	111,990		111,408	112,185
Other	97,356		450,055	0
Share-based payment expenses	4,493,021		979,920	881,950
Foreign exchange gain	(90,123)		(259,433)	(261,152)
(Increase)/decrease in trade and other receivables	(3,761,550)		104,068	4,624,029
Decrease in other current assets (excepting term deposit)	463,156		1,081,363	252,986
(Decrease)/increase in trade and other payables	(549,244)		(2,044,457)	1,102,239
(Decrease) in other current liabilities	(6)		(99,861)	(11,935)
Increase/(decrease) in provision for employee entitlements	150,311		345,209	(218,006)
Cash flows from (used in) operating activities	(22,523,333)	$ (22,523,333)	(11,451,248)	(12,605,824)
- cash and cash equivalents on hand	37,317,962		33,158,642	12,638,885
Cash and cash equivalents	$ 37,317,962		$ 33,158,642	$ 12,638,885	$ 15,773,783